CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                October 19, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 156 and under the Investment Company Act of 1940, as amended, Amendment No. 158 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Long Duration Opportunities ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act and is substantively identical to Post-Effective Amendment No. 152 to the Trust's Registration Statement, which was withdrawn by the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP

                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                Morrison C. Warren


Enclosures